Intangible Assets Subject to Amortization (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 540,727	$ 536,870
Accumulated Amortization	(68,255)	(54,155)
Net Balance	472,472	482,715
Noncompetition agreements
Finite-Lived Intangible Assets [Line Items]
Gross Amount	6,274	6,274
Accumulated Amortization	(6,144)	(6,106)
Net Balance	130	168
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Amount	45,755	45,755
Accumulated Amortization	(17,351)	(13,636)
Net Balance	28,404	32,119
Operating Permits
Finite-Lived Intangible Assets [Line Items]
Gross Amount	458,952	455,095
Accumulated Amortization	(26,436)	(19,493)
Net Balance	432,516	435,602
Use Rights And Other
Finite-Lived Intangible Assets [Line Items]
Gross Amount	16,946	16,946
Accumulated Amortization	(10,377)	(9,239)
Net Balance	6,569	7,707
Trade names
Finite-Lived Intangible Assets [Line Items]
Gross Amount	12,800	12,800
Accumulated Amortization	(7,947)	(5,681)
Net Balance	$ 4,853	$ 7,119